Finance Receivables - Narrative (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Personal loans of consolidated VIEs	$ 14,775,000,000	$ 13,531,000,000
Finance receivables held for sale	132,000,000	$ 153,000,000
Amount of commitments to lend additional funds on TDR finance receivables	$ 0
Unlikely to be Collected Financing Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables period for write-off	60 days
Nonperforming:
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables period for write-off	90 days
Default period TDR finance receivables to be considered Non-performing	12 months
Personal Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables period for write-off	180 days
Personal Loans | Consumer household goods or other items of personal property
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of personal loans	2,300,000.0	2,200,000.0
Personal Loans | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Original term	3 years
Personal Loans | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Original term	6 years
Real Estate Loans | Nonperforming:
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables period for write-off	90 days
Real Estate Loans | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Original term	360 months
Retail Sales Finance
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables period for write-off	180 days
Retail Sales Finance | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Original term	60 months